Related Party Transactions - Additional Information (Detail) ₨ in Millions, $ in Millions		12 Months Ended
	Jul. 01, 2023	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2025 USD ($)
Related Party Transaction [Line Items]
Purchase of investments from others		₨ 0.0		₨ 316.7
Sale of investments from others		10,131.7		8,859.5
Proceeds from issuance of long-term debt		661,226.3	$ 7,740.0	1,155,775.2	₨ 1,022,933.1
Dividend paid to principal owner		158,058.1	$ 1,850.1	86,617.1	₨ 86,394.3
Foreign exchange and derivative contracts, notional principal amount		24,496,285.6		21,269,897.6		$ 286,741.0
Bank guarantees		2,462,279.4		1,973,917.9		$ 28,822.2
Percentage of Capital Acquired through amalgamation	100.00%
Tier II bonds
Related Party Transaction [Line Items]
Proceeds from issuance of long-term debt		12,191.0		10,241.0
Principal Owner
Related Party Transaction [Line Items]
Loans purchased from principal owner		0.0		116,320.0
Dividend paid to principal owner		0.0		0.0
Foreign exchange and derivative contracts, notional principal amount		0.0		0.0
Foreign exchange and derivative contracts, mark to market gains		0.0		0.0
Bank guarantees		0.0		0.0
Principal Owner | Property Plant and equipment
Related Party Transaction [Line Items]
Fixed assets purchased from related parties		2.9		0.0
Others
Related Party Transaction [Line Items]
Bank guarantees		₨ 2.5		₨ 2.5